Incorporation and General Information (Tables)	6 Months Ended
Jun. 30, 2024
Incorporation and General Information
Schedule of group composition

As at June 30, 2024 the Group comprises the following companies:

	Date of
	Acquisition of
Company name	Interest by OET	Incorporated	Interest held by OET
Therassia Marine Corp.	28-Jun-18	Liberia	100%
Milos Marine Corp.	28-Jun-18	Liberia	100%
Ios Maritime Corp.	28-Jun-18	Liberia	100%
Omega One Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Two Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Three Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Four Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Five Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Six Marine Corp.	9-Oct-19	Marshall Islands	100%
Omega Seven Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Nine Marine Corp.	28-Jun-18	Marshall Islands	100%
Omega Ten Marine Corp.	9-Oct-19	Marshall Islands	100%
Omega Eleven Marine Corp.	28-Jun-18	Marshall Islands	100%
Nellmare Marine Ltd	28-Jun-18	Marshall Islands	100%
Anassa Navigation S.A.	28-Jun-18	Marshall Islands	100%
Arethusa Shipping Ltd.	28-Jun-18	Marshall Islands	100%
Moonsprite Shipping Corp.	28-Jun-18	Marshall Islands	100%
Theta Navigation Ltd	15-Jun-21	Marshall Islands	100%
Ark Marine S.A.	15-Jun-21	Marshall Islands	100%
OET Chartering Inc.	28-Jun-18	Marshall Islands	100%
Okeanis Eco Tankers Corp.	—	Marshall Islands	—